Property, Plant and Equipment - Commodity Price Assumptions Applied in Impairment Testing (Detail)	12 Months Ended
Dec. 31, 2017 $ / bbl $ / MMBTU
Brent $ per barrel [Member]
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
Commodity price 2018 | $ / bbl	50
Commodity price 2019 | $ / bbl	60
Commodity price 2020 | $ / bbl	65
Henry Hub $/MMBtu [Member]
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
Commodity price 2018 | $ / MMBTU	3.00
Commodity price 2019 | $ / MMBTU	3.00
Commodity price 2020 | $ / MMBTU	3.25